Document and Entity Information	May 12, 2023
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	May 12, 2023
Entity File Number	001-35963
Entity Registrant Name	NeuBase Therapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-5622433
Entity Address State Or Province	PA
Entity Address, Address Line One	350 Technology Drive
Entity Address, City or Town	Pittsburgh
Entity Address, Postal Zip Code	15219
City Area Code	412
Local Phone Number	763-3350
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	NBSE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001173281
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false